Cover	Oct. 12, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed to furnish an updated version of the Investor Presentation furnished as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed earlier on October 12, 2022. As used herein and unless otherwise indicated, the terms “the Company,” “Organicell,” “we,” “us” and “our” refer to Organicell Regenerative Medicine, Inc. and its subsidiaries.
Document Period End Date	Oct. 12, 2022
Entity File Number	000-55008
Entity Registrant Name	ORGANICELL REGENERATIVE MEDICINE, INC.
Entity Central Index Key	0001557376
Entity Tax Identification Number	47-4180540
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3321 College Avenue
Entity Address, Address Line Two	Suite 246
Entity Address, City or Town	Davie
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33314
City Area Code	(888)
Local Phone Number	963-7881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false